UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)       (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments

December 31, 2008
(Unaudited)

		Shares or	Coupon /	Maturity	Market Value
		Principal	Discount Rate	Date	(Note 1)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.58%

*	A.I.D. - Equador	31,707	7.050%	5/1/2015	$ 36,126
	Federal Agricultural Mortgage Corporation
	FAMC Series AM-1003	289,384	6.760%	4/25/2013	312,636
	Federal National Mortgage Association
	FNMA Pool #902354	504,205	5.500%	11/1/2036	517,462
	FNMA Pool #926050	276,055	5.000%	4/1/2038	282,149
	Government National Mortgage Association
	GNMA II Pool #3665	516,604	5.500%	1/20/2035	531,859
	GNMA II Pool #3689	544,196	4.500%	3/20/2035	550,631
	GNMA II Pool 3840	523,854	5.000%	4/20/2036	537,647
	REMIC Trust 2002-35	97,191	5.872%	10/16/2023	98,492
	REMIC Trust 2002-83	19,798	3.313%	4/16/2017	19,913
	REMIC Trust 2003-16	268,641	3.130%	4/16/2016	270,055
	REMIC Trust 2003-59	178,443	2.274%	7/16/2018	177,922
	REMIC Trust 2003-72	519,239	4.356%	2/16/2030	526,916
	REMIC Trust 2004-23	406,812	3.629%	9/16/2027	404,425
	REMIC Trust 2004-6 A	109,384	3.261%	12/16/2021	109,135
	Small Business Administration
	SBA Series 1992-20H	71,105	7.400%	8/1/2012	71,989
	SBA Series 1995-20-L	66,838	6.450%	12/1/2015	69,642
	SBA Series 1997-20A	73,013	7.150%	1/1/2017	76,669
	SBA Series 1998-20B	184,243	6.150%	2/1/2018	190,465
	SBA Series 2000-20K	364,479	7.220%	11/1/2020	386,974
	SBA Series 2001-20A	293,453	6.290%	1/1/2021	306,152
	SBA Series 2001-20K	467,838	5.340%	11/1/2021	478,730
	SBA Series 2002-10B	276,933	5.300%	3/1/2012	279,489
	SBA Series 2003-10B	270,089	3.390%	3/1/2013	267,858
	SBA Series 2003-20C	770,875	4.500%	3/1/2023	768,749
	SBA Series 2003-20I	491,614	5.130%	9/1/2023	503,431
	SBA Series 2004-20L	477,085	4.870%	12/1/2024	482,169
	SBA Series 2005-20B	591,557	4.625%	2/1/2025	591,759
	SBA Series 2005-20L	629,983	5.390%	12/1/2025	646,694
	SBA Series 2006-20E	739,693	5.870%	5/1/2026	779,531
	SBA Series 2006-20K	551,693	5.360%	11/1/2026	567,855
	U.S. Guaranty Bonds
	Alter Barge Line Title XI	229,000	6.000%	3/1/2026	262,748
	Matson Navigation Company, Inc.	520,000	5.337%	9/4/2028	576,550
	Perforadora Cent SA de CV Shipping	300,055	5.240%	12/15/2018	323,402
	Petrodrill Four Ltd. Amethyst Title XI	500,012	4.390%	4/15/2016	514,173
	Reinauer Maritime Company LLC	594,000	5.875%	11/30/2026	678,116
					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments

December 31, 2008
(Unaudited)

Shares or	Coupon /	Maturity	Market Value
Principal	Discount Rate	Date	(Note 1)

	U.S. Guaranty Bonds (continued)
	Rowan Companies Inc.	357,138	2.800%	10/20/2013	$ 351,442
	Sterling Equipment, Inc.	241,479	6.125%	9/28/2019	264,985

Total U.S. Government and Agency Obligations (Cost $13,359,602)					13,814,940

U.S. GOVERNMENT INSURED OBLIGATIONS - 0.46%

	Federal Housing Authority Project Loan
*	Downtowner Apartments	51,340	8.375%	11/1/2011	51,775
*	Reilly #046	14,055	6.513%	6/1/2014	13,804
*	USGI #87	34,396	7.430%	8/1/2023	36,848

Total U.S. Government Insured Obligations (Cost $100,263)					102,427

CORPORATE ASSET BACKED SECURITIES - 6.20%

	Citigroup Commercial Mortgage Trust 2007-C6 A4	350,000	5.700%	12/10/2049	263,823
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	655,000	5.688%	10/15/2048	193,581
	Consumer Funding LLC 2001-1 A4	140,620	4.980%	4/20/2012	141,652
	JP Morgan Chase CMS Corp 2006-CB17 A3	605,000	5.450%	12/12/2043	447,655
	Massachusetts RRB Special Purpose Trust 1999-1 A5	120,187	7.030%	3/15/2012	122,886
	PECO Energy Transition Trust 200A A3	218,659	7.625%	3/1/2010	220,078

Total Corporate Asset Backed Securities (Cost $2,102,295)					1,389,675

CORPORATE SECURED OBLIGATIONS - 17.69%

	American Airlines Pass Through Trust 2001-01	438,379	6.977%	5/23/2021	219,190
*	Burlington Northern and Santa Fe Railway Co	678,948	6.230%	7/2/2018	763,523
	Commonwealth Edison Company	350,000	5.900%	3/15/2036	291,068
	Continental Airlines Inc.	575,923	7.707%	4/2/2021	449,220
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	292,741
	CVS Pass-Through Trust	858,327	6.036%	12/10/2028	522,060
*	Federal Express Corp 1999 Pass Through Trust	114,345	7.650%	1/15/2022	149,239
	Nevada Power Company	375,000	5.875%	1/15/2015	358,966
*	Union Pacific Railroad 2001 Pass Through Trust	87,685	6.630%	1/27/2022	98,330
*	Union Pacific Railroad 2003 Pass Through Trust	744,420	4.698%	1/2/2024	822,986

Total Corporate Secured Obligations (Cost $4,548,382)					3,967,323

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments

December 31, 2008
(Unaudited)

Shares or	Coupon /	Maturity	Market Value
Principal	Discount Rate	Date	(Note 1)

CORPORATE UNSECURED OBLIGATIONS - 11.20%

Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	$ 190,115
FPL Group Capital Inc.	450,000	6.350%	10/1/2066	225,000
GATX Financial Corporation	700,000	6.273%	6/15/2011	650,965
General Motors Acceptance Corporation LLC	375,000	6.875%	8/28/2012	284,353
Provident Companies Inc.	375,000	7.000%	7/15/2018	239,292
Pulte Homes Inc.	325,000	5.250%	1/15/2014	232,375
USB Capital IX	650,000	6.189%	12/29/2049	305,500
Wachovia Capital Trust III	650,000	5.800%	3/15/2042	383,500

Total Corporate Unsecured Obligations (Cost $3,724,689)	2,511,100

INVESTMENT COMPANY - 1.49%
§	Dreyfus Treasury Cash Management, 1.53%	333,400	333,400

Total Investment Company (Cost $333,400)	333,400

Total Value of Investments (Cost $24,168,631) - 98.62%	$22,118,865

Other Assets Less Liabilities - 1.38%	308,718

NET ASSETS - 100%	$22,427,583

§	Represents 7 day effective yield
*	Securities valued using Matrix System (note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$ 605,887
Aggregate gross unrealized depreciation	(2,655,653)

Net unrealized depreciation	$(2,049,766)

(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments

December 31, 2008
(Unaudited)

Summary of Investments by Sector
	% of Net	Market
Sector	Assets	Value
Corporate Asset Backed Securities	6.20%	$1,389,675
Corporate Secured Obligations	17.69%	3,967,323
Corporate Unsecured Obligations	11.20%	2,511,100
U.S. Government and Agency
Obligations	61.58%	13,814,940
U.S. Government Insured
Obligations	0.46%	102,427
Other	1.49%	333,400
Total	98.62%	$22,118,865

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as a fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $1,972,631 (8.80% of net assets) whose values have been estimated using a matrix pricing system approved by the Trust’s Board of Trustees. When a security is valued using the matrix pricing system, the value for the security is determined by considering the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity. The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote. The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments

December 31, 2008 (Unaudited)

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$20,146,234
Level 2	1,972,631
Level 3	-
Total	$22,118,865

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 99.71%

Consumer Discretionary - 12.84%
*	Coach Inc	6,705	$ 139,263
*	Dick's Sporting Goods Inc	6,985	98,558
	Nordstrom Inc	4,110	54,704
	Staples Inc	8,130	145,689
*	Starbucks Corp	5,010	47,395
	Target Corp	3,285	113,431
*	Tractor Supply Co	3,535	127,755
			726,795
Consumer Staples - 9.38%
μ	Diageo PLC	1,185	67,237
*	Hansen Natural Corp	3,150	105,619
	Philip Morris International Inc	5,815	253,011
	Walgreen Co	900	22,203
	Whole Foods Market Inc	8,780	82,883
			530,953
Energy - 6.64%
	Diamond Offshore Drilling Inc	1,218	71,789
	Schlumberger Ltd	2,931	124,069
*	Transocean Ltd	1,787	84,436
	XTO Energy Inc	2,714	95,723
			376,017
Financials - 10.48%
	Aflac Inc	2,807	128,673
	JPMorgan Chase & Co	6,180	194,856
	T Rowe Price Group Inc	5,580	197,755
	The Goldman Sachs Group Inc	855	72,153
			593,437
Health Care - 19.06%
	Abbott Laboratories	3,510	187,329
*	Celgene Corp	3,125	172,750
*	Covance Inc	1,530	70,426
*	Genentech Inc	980	81,252
*	Gilead Sciences Inc	4,748	242,813
	Medtronic Inc	4,810	151,130
*	St Jude Medical Inc	2,070	68,227
*	Waters Corp	2,865	105,002
			1,078,929

			(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

			Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)

	Industrials - 10.87%
		Expeditors International of Washington Inc	2,005	$ 66,707
		General Electric Co	15,430	249,966
		Norfolk Southern Corp	1,703	80,126
		United Technologies Corp	4,075	218,420
				615,219
	Information Technology - 27.06%
	*	Adobe Systems Inc	2,950	62,806
	*	Apple Inc	2,117	180,686
	*	Cisco Systems Inc	7,740	126,162
	*	Cognizant Technology Solutions Corp -Class A	3,400	61,404
		Corning Inc	12,921	123,137
	*	EMC Corp	12,663	132,582
	*	Google Inc - Class A	805	247,658
		Hewlett-Packard Co	6,380	231,530
		International Business Machines Corp	1,505	126,661
	*	Oracle Corp	9,995	177,211
		The Western Union Co	4,320	61,949
				1,531,786
	Materials - 3.38%
		Ecolab Inc	2,355	82,776
		Praxair Inc	722	42,858
		Sigma-Aldrich Corp	1,560	65,895
				191,529

		Total Common Stocks (Cost $7,714,063)		5,644,665

INVESTMENT COMPANY - 0.29%
	§	Dreyfus Cash Management, 1.53%	16,648	16,648

		Total Investment Company (Cost $16,648)		16,648

Total Value of Investments (Cost $7,730,711) - 100.00%				$ 5,661,313

Other Assets Less Liabilities - 0.00%				7

	Net Assets - 100%			$ 5,661,320

*	Non-income producing investment
§	Represents 7 day effective yield.
μ	American Depositary Receipt.
				(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 174,180
Aggregate gross unrealized depreciation			(2,243,578)

Net unrealized depreciation			$ (2,069,398)

	Summary of Investments by Sector
	% of Net	Market
Sector	Assets	Value
Consumer Discretionary	12.84%	$ 726,795
Consumer Staples	9.38%	530,953
Energy	6.64%	376,017
Financials	10.48%	593,437
Health Care	19.06%	1,078,929
Industrials	10.87%	615,219
Information Technology	27.06%	1,531,786
Materials	3.38%	191,529
Other	0.29%	16,648
Total	100.00%	$ 5,661,313

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 5,661,313
Level 2	-
Level 3	-
Total	$ 5,661,313

Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 70.17%

Consumer Discretionary - 7.93%
*	Coach Inc	6,470	$ 134,382
*	Dick's Sporting Goods Inc	5,415	76,406
	Nordstrom Inc	4,065	54,105
	Staples Inc	8,615	154,381
*	Starbucks Corp	5,370	50,800
	Target Corp	3,390	117,057
*	Tractor Supply Co	3,830	138,416
			725,547
Consumer Staples - 7.18%
μ	Diageo PLC	1,160	65,819
*	Hansen Natural Corp	4,470	149,879
	Philip Morris International Inc	7,100	308,921
	Walgreen Co	2,220	54,767
	Whole Foods Market Inc	8,155	76,983
			656,369
Energy - 4.70%
	Diamond Offshore Drilling Inc	1,406	82,870
	Schlumberger Ltd	3,292	139,350
*	Transocean Ltd	2,062	97,430
	XTO Energy Inc	3,131	110,430
			430,080
Financials - 7.61%
	Aflac Inc	3,428	157,139
	JPMorgan Chase & Co	6,905	217,715
	T Rowe Price Group Inc	6,810	241,346
	The Goldman Sachs Group Inc	945	79,749
			695,949
Health Care - 13.71%
	Abbott Laboratories	4,330	231,092
*	Celgene Corp	3,815	210,893
*	Covance Inc	1,865	85,846
*	Genentech Inc	1,060	87,885
*	Gilead Sciences Inc	5,884	300,908
	Medtronic Inc	5,070	159,299
*	St Jude Medical Inc	2,105	69,381
*	Waters Corp	2,960	108,484
			1,253,788

			(Continued)

Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
COMMON STOCKS - (Continued)					Market Value
				Shares	(Note 1)
	Industrials - 7.52%
		Expeditors International of Washington Inc		2,185	$ 72,695
		General Electric Co		17,570	284,634
		Norfolk Southern Corp		1,963	92,359
		United Technologies Corp		4,435	237,716
					687,404
	Information Technology - 19.16%
	*	Adobe Systems Inc		2,895	61,635
	*	Apple Inc		2,442	208,425
	*	Cisco Systems Inc		9,455	154,116
	*	Cognizant Technology Solutions Corp - Class A		3,765	67,996
		Corning Inc		14,516	138,337
	*	EMC Corp		14,227	148,957
	*	Google Inc - Class A		875	269,194
		Hewlett-Packard Co		7,790	282,699
		International Business Machines Corp		1,605	135,077
	*	Oracle Corp		12,210	216,483
		The Western Union Co		4,825	69,190
					1,752,109
	Materials - 2.36%
		Ecolab Inc		2,590	91,038
		Praxair Inc		896	53,187
		Sigma-Aldrich Corp		1,700	71,808
					216,033

		Total Common Stocks (Cost $8,730,664)			6,417,279

INVESTMENT COMPANY - 3.43%
§	Dreyfus Cash Management, 1.53%			314,009	314,009

		Total Investment Company (Cost $314,009)			314,009

			Interest	Maturity
		Principal	Rate	Date	Value
U.S. GOVERNMENT OBLIGATIONS - 15.17%

	United States Treasury Note/Bond	660,000	4.500%	02/15/2016	776,944
	United States Treasury Note/Bond	360,000	4.500%	02/28/2011	389,250
	United States Treasury Note/Bond	200,000	3.500%	02/15/2018	221,375

		Total U.S. Government Obligations (Cost $1,203,898)			1,387,569

					(Continued)

Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

			Interest	Maturity
		Principal	Rate	Date	Value
CORPORATE OBLIGATIONS - 10.93%

	Dow Capital BV	15,000	9.200%	6/1/2010	$ 15,726
	General Electric Capital Corp	350,000	5.250%	10/19/2012	352,524
	NSTAR Electric Co	60,000	7.800%	5/15/2010	62,043
	Sears Roebuck Acceptance Corp	170,000	7.000%	2/1/2011	107,332
	Wal-Mart Stores Pass Through Trust	79,871	8.070%	12/21/2012	89,304
	The Coca-Cola Co	200,000	5.750%	3/15/2011	212,273
	The Dow Chemical Co	170,000	7.380%	11/1/2029	160,102

	Total Corporate Obligations (Cost $1,067,545)				999,304

Total Value of Investments (Cost $11,316,116) - 99.70%					$ 9,118,161

Other Assets Less Liabilities - 0.30%					27,847

	Net Assets - 100%				$ 9,146,008

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronym is used in this portfolio:
	PLC - Public Limited Company (British)

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				350,991
	Aggregate gross unrealized depreciation				(2,548,946)

	Net unrealized depreciation				(2,197,955)

					(Continued)

Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

	Summary of Investments by Sector
	% of Net	Market
Sector	Assets	Value
Consumer Discretionary	7.93%	$ 725,547
Consumer Staples	7.18%	656,369
Corporate Obligations	10.93%	999,304
Energy	4.70%	430,080
Financials	7.61%	695,949
Health Care	13.71%	1,253,788
Industrials	7.52%	687,404
Information Technology	19.16%	1,752,109
Materials	2.36%	216,033
U.S. Government Obligations	15.17%	1,387,569
Other	3.43%	314,009
Total	99.70%	$ 9,118,161

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as a fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

			(Continued)

Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 9,028,857
Level 2	89,304
Level 3	-
Total	$ 9,118,161

Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 94.34%

Business Services - 23.97%
*	ACI Worldwide Inc	419,500	$ 6,670,050
	Balchem Corp	295,302	7,355,973
*	Concur Technologies Inc	320,650	10,523,733
*	Diodes Inc	829,686	5,027,897
	Dynamic Materials Corp	357,437	6,902,108
*	IRIS International Inc	607,257	8,465,162
*	Macrovision Solutions Corp	715,045	9,045,319
*	Nuance Communications Inc	463,424	4,801,073
*	PROS Holdings Inc	1,308,754	7,525,335
*	SPSS Inc	394,105	10,625,071
			76,941,721
Consumer Related - 8.69%
*	Dolby Laboratories Inc - Class A	304,400	9,972,144
*	DTS Inc	426,375	7,823,981
*	Green Mountain Coffee Roasters Inc	243,011	9,404,526
*	Panera Bread Co - Class A	12,900	673,896
			27,874,547
Industrial Products & Systems - 19.37%
*	Ansys Inc	383,396	10,692,915
	CARBO Ceramics Inc	309,965	11,013,057
	Cognex Corp	406,548	6,016,911
*	Dionex Corp	138,540	6,213,519
*	FEI Co	476,450	8,985,847
*	Flir Systems Inc	371,983	11,412,438
*	Measurement Specialties Inc	682,315	4,742,089
*	Symyx Technologies	519,892	3,088,158
			62,164,934
Information/Knowledge Management - 14.87%
*	Accelrys Inc	245,978	1,072,464
	American Software Inc - Class A	827,243	3,888,042
	Blackbaud Inc	656,107	8,857,445
*	Interwoven Inc	140,952	1,775,995
*	Manhattan Associates Inc	310,900	4,915,329
*	Netscout Systems Inc	699,180	6,026,932
	Quality Systems Inc	313,800	13,687,956
*	Tyler Technologies Inc	626,190	7,501,756
			47,725,919

			(Continued)

Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
			Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 21.54%
	*	Abaxis Inc	887,890	$ 14,232,877
	*	Affymetrix Inc	75,455	225,610
	*	Bruker Corp	568,600	2,297,144
	*	Gen-Probe Inc	230,550	9,876,762
	*	Immucor Inc	448,620	11,924,320
	*	Kensey Nash Corp	399,330	7,750,995
		Meridian Bioscience Inc	433,730	11,047,103
	*	Palomar Medical Technologies Inc	109,700	1,264,841
		Techne Corp	162,600	10,490,952
				69,110,604
	Pharmaceuticals - 5.90%
	*	Albany Molecular Research Inc	318,255	3,099,804
	*	Human Genome Sciences Inc	303,495	643,410
	*	Incyte Corp Ltd	431,570	1,635,650
	*	Kendle International Inc	237,097	6,098,135
		Medicis Pharmaceutical Corp - Class A	51,000	708,900
	*	Neogen Corp	270,185	6,749,221
				18,935,120

		Total Common Stocks (Cost $311,648,697)		302,752,845

INVESTMENT COMPANIES - 5.39%
	§	Dreyfus Cash Management, 1.53%	14,052,547	14,052,547
	§	Fidelity Institutional Money Market Fund, 2.08%	3,247,312	3,247,313

		Total Investment Companies (Cost $17,299,860)		17,299,860

Total Value of Investments (Cost $328,948,557) - 99.73%				$ 320,052,705

Other Assets Less Liabilities - 0.27%				854,536

	Net Assets - 100%			$ 320,907,241

*	Non-income producing investment
§	Represents 7 day effective yield.

				(Continued)

Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 56,031,024
Aggregate gross unrealized depreciation			(64,926,876)

Net unrealized depreciation			$ (8,895,852)

	Summary of Investments by Sector
	% of Net	Market
Sector	Assets	Value
Business Services	23.97%	$ 76,941,721
Consumer Related	8.69%	27,874,547
Industrial Products & Systems	19.37%	62,164,934
Information/Knowledge
Management	14.87%	47,725,919
Medical/Health Care	21.54%	69,110,604
Pharmaceuticals	5.90%	18,935,120
Other	5.39%	17,299,860
Total	99.73%	$ 320,052,705

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

			(Continued)

Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 320,052,705
Level 2	-
Level 3	-
Total	$ 320,052,705

Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 89.02%

Austrian Equity - 1.21%
	Raiffeisen International Bank Holding AG	3,723	$ 100,362
			100,362
Belgium Equity - 0.97%
*	RHJ International	16,626	80,814
			80,814
Bermuda Equities - 5.18%
	Invesco Ltd	10,354	149,512
*	Nabors Industries Ltd	11,193	133,980
	Tyco International Ltd	6,815	147,204
			430,696
Canadian Equity - 2.01%
	Canadian Natural Resources Ltd	4,164	166,827
			166,827
Chinese Equity - 2.16%
	Ping An Insurance Group Co of China Ltd	37,100	179,511
			179,511
Egyptian Equity - 1.98%
Ω	Orascom Telecom Holding SAE	6,045	164,968
			164,968
Finland Equities - 2.79%
	Kone OYJ	7,075	153,467
µ	Nokia OYJ	5,025	78,390
			231,857
French Equities - 10.56%
*	AXA SA	6,060	134,116
*µ	Flamel Technologies SA	6,459	25,319
	L'Oreal SA	1,781	154,978
	Neopost SA	2,758	249,740
	Sanofi-Aventis SA	4,953	314,081
			878,234
German Equities - 3.66%
*	Bayerische Motoren Werke AG	4,781	146,712
	Deutsche Telekom AG	10,506	157,454
			304,166
Hong Kong Equities - 4.96%
	Esprit Holdings Ltd	36,365	205,985
	Vitasoy International Holdings Ltd	463,015	206,111
			412,096

			(Continued)

Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)

Indian Equity - 1.40%
Ω	LIC Housing Finance	12,282	$ 116,215
			116,215
Irish Equities - 3.56%
	C&C Group PLC	68,957	139,657
	DCC PLC	10,724	156,528
			296,185
Israeli Equity - 2.64%
µ	Teva Pharmaceutical Industries Ltd	5,161	219,704
			219,704
Italian Equities - 2.68%
	Azimut Holding SpA	23,101	122,450
*	Tod's SpA	2,379	99,985
			222,435
Japanese Equities - 16.70%
	Asatsu-DK Inc	6,172	136,426
	Daito Trust Construction Co Ltd	4,160	215,601
	Japan Tobacco Inc	95	310,354
	Meitec Corp	6,020	102,800
	Mitsubishi Estate Co Ltd	7,700	123,388
	Nintendo Co Ltd	550	205,565
	Nissin Healthcare Food Service Co Ltd	11,575	130,107
	Yamaha Motor Co Ltd	15,890	164,003
			1,388,244
Korean Equities - 4.85%
*µ	Gmarket Inc	10,662	183,919
*µ	KB Financial Group Inc	2,888	75,666
µ	SK Telecom Co Ltd	7,920	143,986
			403,571
Mexican Equities - 3.36%
µ	Fomento Economico Mexicano SAB de CV	5,224	157,399
	Wal-Mart de Mexico SAB de CV	45,218	122,024
			279,423
Netherlands Equity - 1.73%
	Koninklijke Philips Electronics NV	7,427	143,467
			143,467
Russian Equity - 0.20%
*	Rambler Media Ltd	5,514	16,804
			16,804

			(Continued)

Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)

	Singapore Equities - 2.86%
	Singapore Petroleum Co Ltd	57,660	$ 91,364
	UOB-Kay Hian Holdings Ltd	220,360	146,127
			237,491
	Swiss Equities - 3.80%
	Nobel Biocare Holding AG	7,906	160,032
	Roche Holding AG	250	38,391
	The Swatch Group AG	856	117,941
			316,364
	United Kingdom Equities - 9.76%
	British Sky Broadcasting Group PLC	18,629	130,426
	Diageo PLC	12,013	168,388
	Man Group PLC	17,909	62,040
	Reed Elsevier PLC	17,051	125,721
	SABMiller PLC	9,254	156,980
	The Vitec Group PLC	25,247	86,723
	* United Business Media Ltd	11,023	81,757
			812,035

	Total Common Stocks (Cost $9,928,501)		7,401,469

INVESTMENT COMPANIES - 4.79%
	§ Dreyfus Cash Management, 1.53%	350,966	350,967
	§ Fidelity Institutional Money Market, 2.08%	47,519	47,519

	Total Investment Companies (Cost $398,486)		398,486

Total Value of Investments (Cost $10,326,987) - 93.81%			$ 7,799,955

Other Assets Less Liabilities - 6.19%			515,009

	Net Assets - 100%		$ 8,314,964

*	Non-income producing investment.
µ	American Depositary Receipt.
Ω	Global Depositary Receipts.
§	Represents 7 day effective yield.

			(Continued)

Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (Austrian, German, & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 666,518
Aggregate gross unrealized depreciation			(3,193,550)

Net unrealized depreciation			$ (2,527,032)

Summary of Investments by Sector
	% of Net	Market
Sector	Assets	Value
Consumer Discretionary	17.35%	$ 1,442,590
Consumer Staples	17.03%	1,415,891
Energy	4.72%	392,171
Financials	18.11%	1,505,802
Health Care	9.11%	757,527
Industrials	8.46%	703,466
Information Technology	8.63%	717,614
Telecommunication Services	5.61%	466,408
Other	4.79%	398,486
Total	93.81%	$ 7,799,955

			(Continued)

Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 7,799,955
Level 2	-
Level 3	-
Total	$ 7,799,955

(Continued)

Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - 97.99%

Consumer Discretionary - 16.17%
*	Coach Inc	3,005	$ 62,414
*	Copart Inc	1,944	52,857
*	Dick's Sporting Goods Inc	4,482	63,241
	Nordstrom Inc	2,309	30,733
	Staples Inc	3,101	55,570
*	Starbucks Corp	2,316	21,909
*	The Cheesecake Factory Inc	2,195	22,169
*	Tractor Supply Co	1,615	58,366
			367,259
Consumer Staples - 9.18%
*	Chattem Inc	962	68,812
*	Hansen Natural Corp	2,187	73,330
*	United Natural Foods Inc	2,393	42,643
	Whole Foods Market Inc	2,522	23,808
			208,593
Energy - 2.85%
*	Cameron International Corp	1,056	21,648
	Diamond Offshore Drilling Inc	360	21,219
	Smith International Inc	960	21,974
			64,841
Financials - 5.59%
	T Rowe Price Group Inc	2,721	96,432
	Willis Group Holdings Ltd	1,224	30,453
			126,885
Health Care - 27.69%
	Allscripts-Misys Healthcare Solutions Inc	9,334	92,593
*	Catalyst Health Solutions Inc	1,896	46,168
*	Celgene Corp	1,104	61,029
*	Covance Inc	1,426	65,639
*	Idexx Laboratories Inc	519	18,726
*	Intuitive Surgical Inc	89	11,302
	Meridian Bioscience Inc	1,853	47,196
*	Parexel International Corp	2,030	19,711
	Quest Diagnostics Inc	704	36,545
μ	Shire PLC	1,253	56,109
*	St Jude Medical Inc	2,587	85,268
*	United Therapeutics Corp	731	45,724
*	Waters Corp	1,176	43,100
			629,110

			(Continued)

Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 14.61%
	Expeditors International of Washington Inc	1,924	$ 64,012
	Fastenal Co	1,356	47,257
*	Iron Mountain Inc	2,210	54,653
	JB Hunt Transport Services Inc	1,248	32,785
	MSC Industrial Direct Co - Class A	1,308	48,174
*	Old Dominion Freight Line Inc	940	26,752
*	Quanta Services Inc	2,015	39,897
	Textron Inc	1,324	18,364
			331,894
Information Technology - 18.30%
*	Akamai Technologies Inc	1,221	18,425
	Blackbaud Inc	2,531	34,169
*	Citrix Systems Inc	1,440	33,941
*	Cognizant Technology Solutions Corp - Class A	1,464	26,440
*	Diodes Inc	2,855	17,301
	Factset Research Systems Inc	731	32,339
*	Flir Systems Inc	2,226	68,294
*	Macrovision Solutions Corp	2,567	32,473
*	NetApp Inc	3,183	44,466
	The Western Union Co	3,839	55,051
*	Trimble Navigation Ltd	2,441	52,750
			415,649
Materials - 3.60%
	Ecolab Inc	1,285	45,168
	Sigma-Aldrich Corp	869	36,706
			81,874

	Total Common Stocks (Cost $2,547,296)		2,226,105

INVESTMENT COMPANY - 0.73%
§	Dreyfus Cash Management, 1.53%	16,435	16,435

	Total Investment Company (Cost $16,435)		16,435

Total Value of Investments (Cost $2,563,731) - 98.72%			$ 2,242,540

Other Assets Less Liabilities - 1.28%			29,142

Net Assets - 100%			$ 2,271,682

			(Continued)

Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

*	Non-income producing investment
§	Represents 7 day effective yield.
μ	American Depositary Receipt.

	The following acronym is used in this portfolio:
	PLC - Public Limited Company (British)

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$ 102,676
	Aggregate gross unrealized depreciation			(423,867)

	Net unrealized depreciation			$ (321,191)

	Summary of Investments by Sector
		% of Net	Market
	Sector	Assets	Value
	Consumer Discretionary	16.17%	$ 367,259
	Consumer Staples	9.18%	208,593
	Energy	2.85%	64,841
	Financials	5.59%	126,885
	Health Care	27.69%	629,110
	Industrials	14.61%	331,894
	Information Technology	18.30%	415,649
	Materials	3.60%	81,874
	Other	0.73%	16,435
	Total	98.72%	$ 2,242,540

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

				(Continued)

Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2008

Note 1 - Investment Valuation (continued)

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

Valuation Inputs	Investments in Securities
Level 1	$ 2,242,540
Level 2	-
Level 3	-
Total	$ 2,242,540

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Angela D. Mincher Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: February 27, 2009

By: (Signature and Title)

/s/ Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: February 20, 2009

By: (Signature and Title)	/s/ Angela D. Mincher Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: February 19, 2009